Marketable securities (Restated) - Carrying Value (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Amortized cost	$ 93	$ 442
Cumulative unrealized fair value gains/(losses)	17	(151)
Carrying value	110	291
SapuraKencana
Gain (Loss) on Investments [Line Items]
Amortized cost	0	195
Cumulative unrealized fair value gains/(losses)	0	0
Carrying value	0	195
Seadrill Partners LLC
Gain (Loss) on Investments [Line Items]
Amortized cost	93	247
Cumulative unrealized fair value gains/(losses)	17	(151)
Carrying value	$ 110	$ 96